CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Long-term Investments - Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended			3 Months Ended						1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 14, 2014	Sep. 30, 2014	Mar. 31, 2007	Dec. 31, 2008	Oct. 31, 2004	Dec. 31, 2012	Mar. 31, 2006	Aug. 31, 2005	May 31, 2005	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2009	Dec. 31, 2014	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2004	Feb. 28, 2015	Jun. 30, 2011
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Per share price of investment	$ 2.83														$ 2.83
Fair value of investment	$ 50,499,000	53,971,000													$ 50,499,000
Unrealized gain from available-for-sale investments	673,000
Xalted Networks [Member] | Maximum [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Investment, ownership interest (as a percent)	10.00%	10.00%
Cortina [Member] | Cost method investment [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Investment, ownership interest (as a percent)			1.00%
Realized loss on disposal				1,500,000
Cortina [Member] | Cost method investment [Member] | Series D preferred convertible stock [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Shares received in exchange for investment					3,600,000	400,000
Per share price of investment					$ 0.837	$ 0.837
Investment, ownership interest (as a percent)		1.00%
GCT SemiConductor, Inc. [Member] | Cost method investment [Member] | Series D preferred convertible stock [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Payments to acquire investments							3,000,000
Other-than-temporary impairment charge								2,200,000
Xalted Networks [Member] | Cost method investment [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Payments to acquire investments									300,000	1,000,000	2,000,000
Other-than-temporary impairment charge	300,000											800,000	500,000	1,700,000
SBI [Member] | Cost method investment [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Payments to acquire investments						500,000		600,000								700,000	700,000
Investment, ownership interest (as a percent)	2.00%	2.00%				2.00%
Cash received from investment which was recorded as a reduction to offset the investment															100,000
ImmenStar, Inc. [Member] | Cost method investment [Member] | Series A preferred stock [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Payments to acquire investments																		2,000,000
Cash received in exchange for investment					1,800,000	200,000
Kranem Corporation [Member] | Xalted Networks [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Issued and outstanding stock ownership percentage																				35.00%
Kranem Corporation [Member] | Cost method investment [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Other-than-temporary impairment charge	20,000
Inphi Corporation [Member] | Available for sale [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Shares received in exchange for investment			124,395
Fair value of investment	2,300,000														2,300,000
Unrealized gain from available-for-sale investments	500,000
Inphi Corporation [Member] | Available for sale [Member] | Subsequent event [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Cash received in exchange for investment																			$ 2,400,000
Shares of investment classified as available-for-sale securities sold																			124,395